Significant Accounting Policies (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2011 PIK toggle notes	Dec. 31, 2010 PIK toggle notes	Sep. 30, 2012 Floating Rate Notes	Dec. 31, 2011 Floating Rate Notes	Dec. 31, 2010 Floating Rate Notes
Fair Value of Other Financial Instruments
Fair Value		$ 417.0	$ 240.9	$ 228.6	$ 208.2	$ 210.9
Segment Information
Number of reporting segments	3